Schedule of intangible assets, net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,706	$ 3,697	$ 3,145
Less: accumulated amortization	(2,164)	(2,956)	(2,472)
Net book value	542	741	673
Technology Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Total	2,702	3,692	3,140
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 4	$ 5	$ 5